Leases and Contingencies - Schedule of Future Minimum Payments under Non-cancelable Operating Leases (Details)	Dec. 31, 2019 USD ($)
Commitments And Contingencies Disclosure [Abstract]
2020	$ 2,350,404
2021	1,101,102
2022	377,082
2023	48,647
Total lease payments	3,877,235
Less: interest	(187,150)
Present value of lease payments	$ 3,690,085